Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net Income	$ 80,629	$ 40,292	$ 778,236	$ 151,193
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Unrealized loss on trading securities	11,007
Depreciation	4,639	4,651	18,762	6,042
Lease expense	11,337	11,335	45,347	15,115
Change in allowance for credit losses			(9,092)
Changes in operating assets and liabilities:
Accounts receivable	(1,815,840)	(33,523)	(8,676)	106,289
Accounts receivable – related party		(81,888)
Real estate held for sale	907,061		(907,061)
Advance to contractor	(26,873)	(17,940)
Prepaid expenses and other receivables	9,979	25,008	(2,971)	(25,008)
Deferred tax assets	(3,080)
Deferred IPO costs	(49,000)	(50,000)	(699,499)
Security deposits				(4,235)
Accounts payable	(21,300)	(9,131)	4,597	(25,800)
Other current liabilities	9,160	82,019	820,575	14,548
Payment of lease liabilities	(11,551)	(11,120)	(45,062)	(14,830)
Net Cash (Used in) Provided by Operating Activities	(893,832)	(40,297)	(4,844)	223,314
Cash Flows from Investing Activities
Purchase of trading securities	(136,000)
Purchase of furniture and fixtures		(982)	(982)	(4,343)
Purchase of office equipment		(1,082)	(1,082)	(929)
Purchase of automobile				(35,250)
Purchase of trademark		(399)	(1,449)
Net Cash Used in Investing Activities	(136,000)	(2,463)	(3,513)	(40,522)
Cash Flows from Financing Activities
Repayments of auto loan payable	(1,974)	(1,857)	(7,605)	(1,690)
Proceeds from related party dues	326,000		880,000
Repayments of related party dues	(381,000)		(825,000)
Proceeds from shares issued in equity financing		930,000	980,000
Proceeds from capital contribution				303,000
Dividend paid				(21,154)
Net Cash Provided by Financing Activities	(56,974)	928,143	1,027,395	280,156
Net (Decrease) Increase in Cash and Cash Equivalents	(1,086,806)	885,383	1,019,038	462,948
Cash and Cash Equivalents, Beginning of Period	1,670,949	651,911	651,911	188,963
Cash and Cash Equivalents, End of Period	584,143	1,537,294	1,670,949	651,911
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash Paid for Interest	682	800	3,115	5,838
Cash Paid for Income Taxes			$ 4,120	$ 800